Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437
Total minimum lease revenue, net of commissions	$ 865,306